Disposal of subsidiaries	6 Months Ended
Mar. 31, 2025
Disposal of subsidiaries
Disposal of subsidiaries

Note 17 – Disposal of subsidiaries

On March 31, 2025, an agreement was signed to divest 100% interest in Farmmi Food and Farmmi Supply Chain to a third party for a total cash consideration of RMB20,000 ($2,754).

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities in the consolidated balance sheets as of March 31, 2025 and September 30, 2024.

	As of	As of
	March 31,	September 30,
	2025	2024
Carrying amounts of major classes of assets	(unaudited)	(unaudited)
Cash	$19,174	$10,946
Accounts receivable, net	919,431	63,411
Advances to suppliers	72,731	370
Inventories, net	79,172	120,781
Due from related parties	5,581	205,825
Other current assets	259	6,848
Right-of-use assets, net	-	114,874
Property and equipment	1,188	1,503
Total assets of disposed entities	$1,097,536	$524,558

Carrying amounts of major classes of liabilities
Bank loans	$195,739	$202,405
Accounts payable	888,937	19,986
Operating lease liabilities	-	118,884
Due to related parties		30,343
Other current liabilities	264,663	157,526
Total liabilities of disposed entities	$1,349,339	$529,144

The following is a reconciliation of the amounts of major classes of operations of disposed entities in the consolidated statements of income (loss) and comprehensive income (loss) for the six months ended March 31, 2025 and 2024.

	For the Years Ended September 30,
	2025	2024
	(unaudited)	(unaudited)
Revenue	$977,228	$2,729,254
Cost of revenues	(942,115)	(2,690,119)
Gross profit	35,113	39,135
Operating expenses	(66,010)	(61,801)
Loss from operations	(30,897)	(22,666)
Other (expenses) income	(132,735)	83,349
(Loss) income before income taxes	(163,632)	60,683
Income tax expenses	-	-
Net (loss) income	$(163,632)	$60,683